Offsets	Nov. 07, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sterling Real Estate Trust
Form or Filing Type	S-3
File Number	333-291292
Initial Filing Date	Nov. 05, 2025
Fee Offset Claimed	$ 13,257.60
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	common shares of beneficial interest, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	4,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 96,000,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant is claiming to offset the registration fee payable under this Registration Statement in the amount of $13,257.60 in U.S. dollars or the equivalent in aggregate offering price of unsold securities (the "Unsold Securities") that were previously registered on the Registrant's Registration Statement (File No. 333-291292 ) originally filed on November 5, 2025 (the "Withdrawn Registration Statement") and withdrew on November 7, 2025 before going effective. No securities were sold under the Withdrawn Registration Statement and the filing fee of $13,257.60 that was previously paid in connection with those unsold securities pursuant to Rule 457(a) will continue to be applied to those securities.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sterling Real Estate Trust
Form or Filing Type	S-3
File Number	333-291292
Filing Date	Nov. 05, 2025
Fee Paid with Fee Offset Source	$ 13,257.60